Customers that Contributed Greater than 10% of Net Revenues (Detail) (Sales Revenue, Services, Net)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A
Concentration Risk [Line Items]
Percentage of net revenue	16.20%	15.30%	18.40%
Customer B
Concentration Risk [Line Items]
Percentage of net revenue		10.70%